Research and Development Expense (Tables)	12 Months Ended
Dec. 31, 2023
Research and Development Expense [Abstract]
Schedule of Research and Development Expense
	2023	2022	2021
Pre-clinical projects	505,031	389,673	96,840
Clinical projects	128,717	67,096	63,757
Product and process development	364,392	199,225	164,684
Employee benefits and expenses	1,429,564	1,426,299	934,577
Patents and trademarks	414,718	155,589	333,519
Regulatory projects	59,531	34,098	32,564
Impairment intangible assets	-	12,338,837	1,529,929
Depreciation tangible assets	-	-	46,635
Other research and development expense	133,459	10,753	-
Total research and development expense	3,035,413	14,621,570	3,202,505